Net income(loss) per ordinary share (Tables)	12 Months Ended
Dec. 31, 2021
Net income/(loss) per ordinary share
Schedule of basic and diluted net (loss)/income per ordinary share

	For the	For the	For the
	year ended	year ended	year ended
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Numerator:
Net income/(loss) attributable to RLX Technology Inc.	47,748	(128,101)	2,024,713
Numerator for basic and diluted net income/(loss) per ordinary share	47,748	(128,101)	2,024,713
Denominator:
Weighted average number of ordinary shares (a)	1,436,815,570	1,436,815,570	1,401,371,494
Denominator used for net income/(loss) per ordinary share-basic	1,436,815,570	1,436,815,570	1,401,371,494
Adjustments for dilutive options and RSUs	—	—	8,319,385
Denominator for net income/(loss) per ordinary share-diluted	1,436,815,570	1,436,815,570	1,409,690,879
Net income/(loss) per ordinary share
— Basic	0.033	(0.089)	1.445
— Diluted	0.033	(0.089)	1.436
(a)	The shares repurchased by the company are excluded from the number of shares outstanding for purposes of computing basic and diluted earnings per share in accordance with ASC 260.